Investment in equity securities	6 Months Ended
Jun. 30, 2023
Investment in equity securities [Abstract]
Investment in equity securities
9.	Investment in equity securities

A summary of the movement in listed equity securities for the six-month period ended June 30, 2023 is presented in the table below:

Equity securities
Balance December 31, 2022	$—
Equity securities acquired	72,211,450
Proceeds from sale of equity securities	(258,999)
Gain on sale of equity securities	2,636
Unrealized loss on equity securities revalued at fair value at end of the period	(5,107,427)
Balance June 30, 2023	$66,847,660

On June 30, 2023, the Company filed a Schedule 13G, reporting that it holds 1,391,500 shares of common stock of Eagle Bulk Shipping Inc.(“Eagle”), representing 14.99% of the issued and outstanding shares of common stock of Eagle as of June 23, 2023.

In the six-month periods ended June 30, 2022, and 2023, the Company received dividends of $0 and $366,002, respectively, from its investments in listed equity securities.